Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt - Principal payments
December 31, 2016	$ 112,873
December 31, 2017	87,826
December 31, 2018	184,886
December 31, 2019	326,573
December 31, 2020	53,620
December 31, 2021 and thereafter	145,960
Total (including 8% 2019 Notes)	911,738	$ 861,793
Excluding 8.00% 2019 Notes	50,000	$ 50,000
Total Long term debt	$ 861,738